Income Tax Expense - Schedule of Deferred Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Hong Kong enterprises income tax:
Current tax	$ 7,666	$ 63,168	$ 196,252
Deferred tax
Total	$ 7,666	$ 63,168	$ 196,252